Related party transactions	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Related party transactions

53 Related party transactions

In the normal course of business, Aegon enters into various transactions with related parties. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Related parties of Aegon include, amongst others, its associates, joint ventures, key management personnel and the defined benefit and contribution plans. Transactions between related parties have taken place on an arm’s length basis. Transactions between Aegon and its subsidiaries that are deemed related parties have been eliminated in the consolidation and are not disclosed in the notes.

Related party transactions include, among others, transactions between Aegon N.V. and Vereniging Aegon.

On December 19, 2017 Aegon N.V. repurchased 13,042,592 common shares B from Vereniging Aegon for the amount of EUR 1,725,169.73 based on 1/40th of the Value Weight Average Price of the common shares of the five trading days preceding this transaction. The repurchase of common shares B was executed to align the aggregate shareholding of Vereniging Aegon in Aegon N.V. with its special cause voting rights of 32.6% following the completion of the Share Buy Back Program, initiated by Aegon N.V. in October 2017 to neutralize the dilutive effect of the distribution of final dividend 2016 in stock and interim dividend 2017 in stock.

On June 23, 2017, Vereniging Aegon exercised its options rights to purchase in aggregate 13,042,612 common shares B at fair value of a common share B (being 1/40th of the market value of a common share in the capital of the Company at the time of issuance) to mitigate dilution caused by Aegon’s issuance of shares on June 23, 2017, being the final dividend 2016 in the form of stock dividend.

On May 19, 2017, Vereniging Aegon exercised its options rights to purchase in aggregate 1,979,260 common shares B at fair value of a common share B (being 1/40th of the market value of a common share in the capital of the Company at the time of issuance) to mitigate dilution caused the issuance of shares on May 19, 2017, in connection with the Long Term Incentive Plans for senior management.

On June 6, 2016 Aegon N.V. repurchased 17,324,960 common shares B from Vereniging Aegon for the amount of EUR 1,968,332, based on 1/40th of the Value Weight Average Price of the common shares of the 5 trading days preceding this transaction. The repurchase of common shares B was executed to align the aggregate shareholding of Vereniging Aegon in Aegon N.V. with its special cause voting rights of 32.6%.

On May 19, 2016 Aegon N.V. repurchased 13,450,835 common shares from Vereniging Aegon for the amount of EUR 58 million being the Value Weight Average Price of the common shares of the 5 trading days preceding this transaction, as part of the EUR 400 million Share Buy Back program, initiated by Aegon N.V. in January 2016 to neutralize the dilutive effect of the cancellation of Aegon N.V.’s preferred shares in 2013. Also the amount of EUR 58 million is 14.5% of EUR 400 million, which percentage is equal to the percentage of shares held by Vereniging Aegon in the total number of outstanding and voting shares Aegon N.V. at the time of this transaction.

On November 13, 2015, Vereniging Aegon exercised its options rights to purchase in aggregate 760 common shares B at fair value of a common share B (being 1/40th of the market value of a common share in the capital of the Company at the time of issuance) to mitigate dilution caused by a correction to Aegon’s issuance of shares on May 21, 2015, in connection with the Long Term Incentive Plans for senior management.

On May 21, 2015, Vereniging Aegon exercised its options rights to purchase in aggregate 3,686,000 common shares B at fair value of a common share B (being 1/40th of the market value of a common share in the capital of the Company at the time of issuance) to mitigate dilution caused by issuance of shares on May 21, 2015, in connection with the Long Term Incentive Plans for senior management.

On January 1, 2015, Vereniging Aegon exercised its options rights to purchase in aggregate 9,680 common shares B at fair value of a common share B (being 1/40th of the market value of a common share in the capital of the Company at the time of issuance) to mitigate dilution caused by issuance of shares on January 1, 2015, in connection with the Long Term Incentive Plans for senior management.

Remuneration of members of the Management Board

The Management Board, which assists the Executive Board in pursuing Aegon’s strategic goals, is formed by members of the Executive Board, the CEOs of Aegon USA, Aegon Continental Europe, Aegon UK, Aegon Asset Management, Chief Risk Officer, Chief Technology Officer, Global Head HR and General Counsel. In April 2017, the members of the Management Board decreased by one due to the retirement of the CEO of Aegon Central & Eastern Europe.

The total remuneration for the members of the Management Board over 2017 was EUR 19.8 million (2016: EUR 18.6 million; 2015: EUR 15.2 million), consisting of EUR 7.4 million (2016: EUR 7.0 million; 2015: EUR 6.3 million) fixed compensation, EUR 7.8 million variable compensation awards (2016: EUR 6.4 million; 2015: EUR 4.9 million), EUR 0.9 million (2016: EUR 1.9 million; 2015: EUR 1.6 million) other benefits and EUR 3.7 million (2016: EUR 3.4 million; 2015: EUR 2.5 million) pension premiums. Amounts are reflective of time spent on the Management Board.

Expenses as recognized under IFRS in the income statement for variable compensation and pensions differ from the variable compensation awards and pension premiums paid due to the accounting treatment under respectively IFRS 2 and IAS 19. IFRS expenses related to variable compensation amounted to EUR 6.3 million (2016: EUR 6.0 million; 2015: EUR 5.0 million) and EUR 3.7 million (2016: EUR 3.2 million; 2015: EUR 3.4 million) for pensions. Total IFRS expenses for the members of the Management Board over 2017 were EUR 18.3 million (2016: EUR 18.7 million; 2015: EUR 16.8 million). The amount is reflective of time spent on the Management Board.

Additional information on the remuneration and share-based compensation of members of the Executive Board and the remuneration of the Supervisory Board is disclosed in the sections below (all amounts in EUR ‘000, except where indicated otherwise).

Remuneration of members of the Executive Board

The information below reflects the compensation and various related expenses for members of the Executive Board. Mr. Rider was appointed to the Executive Board for a term of four years by the shareholders on May 19, 2017 as CFO. Amounts and numbers are disclosed for the period Mr. Rider has been part of the Executive Board. Under the current remuneration structure, rewards are paid out over a number of years, or in the case of shares, vest over a number of years. This remuneration structure has made it more relevant to present rewards earned during a certain performance year instead of what was received in a certain year.

Fixed compensation

In EUR thousand	2017	2016	2015
Alex Wynaendts	1,269	1,269	1,154
Matt Rider 1)	560	-	-
Darryl Button	-	933	991
Total fixed compensation	1,829	2,202	2,145

[1]	Mr. Rider was appointed as CFO and member of Aegon’s Executive Board per May 19, 2017. Fixed compensation is disclosed for the period that Mr. Rider has been part of the Executive Board. The base salary of Mr Rider is EUR 900 thousand on an annualized basis.

Conditional variable compensation awards

In EUR thousand	2017	2016	2015
Alex Wynaendts	1,147	1,044	923
Matt Rider 1)	499	-	-
Darryl Button 2)	-	747	784
Total conditional variable compensation awards	1,646	1,791	1,707

[1]	Mr. Rider was appointed as CFO and member of Aegon’s Executive Board per May 19, 2017. Conditional variable compensation is disclosed for the period that Mr. Rider has been part of the Executive Board.
[2]	Mr. Button stepped down as CFO and member of Aegon’s Executive Board on December 1, 2016. Conditional variable compensation is disclosed for the period that Mr. Button has been part of the Executive Board and are reflective of his time with Aegon until December 1, 2016. Amounts are based on USD, converted to EUR, based on annual average exchange rates. Expenses recognized under IFRS accounting treatment in the income statement for Mr. Button for 2016 amount to EUR 1,237 (2015: EUR 995).

The amounts in the table represent the conditional variable compensation awards earned during the related performance year. Expenses recognized under IFRS accounting treatment in the income statement for conditionally awarded cash and shares differ from the awards. For the performance year 2017 and previous performance years, expenses under IFRS for Mr. Wynaendts amounted to EUR 1,092 (2016: EUR 956; 2015: EUR 900). For Mr. Rider the expenses under IFRS amounted to EUR 293.

2017

Over the performance year 2017, Mr. Wynaendts was awarded EUR 1,147 in total conditional variable compensation. Mr. Rider was awarded EUR 499.

Variable compensation is split 50/50 in a cash payment and an allocation of shares. Of the variable compensation related to performance year 2017, 40% is payable in 2018. Accordingly, Mr. Wynaendts and Mr. Rider will receive a cash payment of EUR 229 and EUR 100 respectively. The number of shares to be made available in 2018 relating to performance year 2017 is 43,732 and 19,017 for Mr. Wynaendts and Mr. Rider respectively. The vested shares, less the number of shares to cover for the payment of any applicable taxes, social security premiums and possible other deductions by the government due for which the Company holds a withholding obligation in connection with the vesting of the shares, are subject to a three year retention (holding) period, before they are at the disposal of the Executive Board members.

The remaining part of variable compensation for the performance year 2017 (60%), for Mr. Wynaendts EUR 344 and 65,598 shares and for Mr. Rider EUR 150 and 28,522 shares, is to be paid out in equal portions in 2019, 2020 and 2021, subject to ex-post assessments, which may result in downward adjustments and may be subject to additional conditions being met. Any payout will be split 50/50 in a cash payment and an allocation of shares vesting. The vested shares, less the number of shares to cover for the payment of any applicable taxes, social security premiums and possible other deductions by the government due for which the Company holds a withholding obligation in connection with the vesting of the shares, are subject to a three year retention (holding) period, before they are at the disposal of the Executive Board members.

Mr. Button has not been awarded variable compensation.

2016

Over the performance year 2016, Mr. Wynaendts was awarded EUR 1,044 in total conditional variable compensation. Mr. Button was awarded EUR 747.

Variable compensation is split 50/50 in a cash payment and an allocation of shares. Of the variable compensation related to performance year 2016, 40% is payable in 2017. Accordingly, Mr. Wynaendts and Mr. Button will receive a cash payment of EUR 209 and EUR 149 respectively. The number of shares to be made available in 2017 relating to performance year 2016 is 40,722 and 29,614 for Mr. Wynaendts and Mr. Button respectively. The vested shares, less the number of shares to cover for the payment of any applicable taxes, social security premiums and possible other deductions by the government due for which the Company holds a withholding obligation in connection with the vesting of the shares, are subject to a three year retention (holding) period, before they are at the disposal of the Executive Board members.

The remaining part of variable compensation for the performance year 2016 (60%), for Mr. Wynaendts EUR 313 and 61,083 shares and for Mr. Button EUR 224 and 44,424 shares, is to be paid out in equal portions in 2018, 2019 and 2020, subject to ex-post assessments, which may result in downward adjustments and may be subject to additional conditions being met. Any payout will be split 50/50 in a cash payment and an allocation of shares vesting. The vested shares, less the number of shares to cover for the payment of any applicable taxes, social security premiums and possible other deductions by the government due for which the Company holds a withholding obligation in connection with the vesting of the shares, are subject to a three year retention (holding) period, before they are at the disposal of the Executive Board members.

2015

Over the performance year 2015, Mr. Wynaendts was awarded EUR 923 in total conditional variable compensation. Mr. Button was awarded EUR 784.

Variable compensation is split 50/50 in a cash payment and an allocation of shares. Of the variable compensation related to performance year 2015, 40% is payable in 2016. Accordingly, Mr. Wynaendts and Mr. Button will receive a cash payment of EUR 185 and EUR 157 respectively. The number of shares to be made available in 2016 relating to performance year 2015 is 30,219 and 23,621 for Mr. Wynaendts and Mr. Button respectively. The vested shares, less the number of shares to cover for the payment of any applicable taxes, social security premiums and possible other deductions by the government due for which the Company holds a withholding obligation in connection with the vesting of the shares, are subject to a three year retention (holding) period, before they are at the disposal of the Executive Board members.

The remaining part of variable compensation for the performance year 2015 (60%), for Mr. Wynaendts EUR 277 and 45,330 shares and for Mr. Button EUR 235 and 35,433 shares, is to be paid out in equal portions in 2017, 2018 and 2019, subject to ex-post assessments, which may result in downward adjustments and may be subject to additional conditions being met. Any payout will be split 50/50 in a cash payment and an allocation of shares vesting. The vested shares, less the number of shares to cover for the payment of any applicable taxes, social security premiums and possible other deductions by the government due for which the Company holds a withholding obligation in connection with the vesting of the shares, are subject to a three year retention (holding) period, before they are at the disposal of the Executive Board members.

The table below illustrates all the conditionally awarded cash and shares of the members of the Executive Board, and the years in which each component will be paid out and/or vest, subject to the conditions as mentioned:

	Conditional granted performance related remuneration		Timing of vesting, subject to targets and conditions
Shares by reference period		2015	2016	2017	2018	2019	2020	2021
Alex Wynaendts
2007	9,253 8)	-	9,253	-	-	-	-	-
20111)	17,304	17,304	-	-	-	-	-	-
20122)	65,110	32,555	32,555	-	-	-	-	-
20133)	62,943	20,981	20,981	20,981	-	-	-	-
20144)	67,761	27,105	13,552	13,552	13,552	-	-	-
20155)	75,549	-	30,219	15,110	15,110	15,110	-	-
20166)	101,805	-	-	40,722	20,361	20,361	20,361	-
20177)	109,330	-	-	-	43,732	21,866	21,866	21,866
Total number of shares 9)	509,055	97,945	106,560	90,365	92,755	57,337	42,227	21,866
Matt Rider
20177)	47,539	-	-	-	19,015	9,508	9,508	9,508
Total number of shares 9)	47,539	-	-	-	19,015	9,508	9,508	9,508
Darryl Button
20133)	28,716	9,572	9,572	9,572	-	-	-	-
20144)	43,258	17,302	8,652	8,652	8,652	-	-	-
20155)	59,054	-	23,621	11,811	11,811	11,811	-	-
20166)	74,038	-	-	29,614	14,808	14,808	14,808	-
20177)	-	-	-	-	-	-	-	-
Total number of shares 9)	205,066	26,874	41,845	59,649	35,271	26,619	14,808	-
Jan J. Nooitgedagt
20111)	11,250	11,250	-	-	-	-	-	-
20122)	44,740	22,370	22,370	-	-	-	-	-
20133)	26,478	8,826	8,826	8,826	-	-	-	-
Total number of shares 9)	82,468	42,446	31,196	8,826	-	-	-	-
Cash (in EUR)
Alex Wynaendts
2011	81,795	81,795	-	-	-	-	-	-
2012	203,536	101,768	101,768	-	-	-	-	-
2013	309,489	103,163	103,163	103,163	-	-	-	-
2014	456,643	182,656	91,329	91,329	91,329	-	-	-
2015	461,305	-	184,522	92,261	92,261	92,261	-	-
2016	522,060	-	-	208,824	104,412	104,412	104,412	-
2017	573,550	-	-	-	229,420	114,710	114,710	114,710
Total cash	2,608,378	469,382	480,782	495,577	517,422	311,383	219,122	114,710
Matt Rider
2017	249,390	-	-	-	99,756	49,878	49,878	49,878
Total cash	249,390	-	-	-	99,756	49,878	49,878	49,878

							CONTINUED >

	Conditional granted performance related remuneration		Timing of vesting, subject to targets and conditions
Cash (in EUR)		2015	2016	2017	2018	2019	2020	2021
Darryl Button
2013	140,301	46,767	46,767	46,767	-	-	-	-
2014	300,120	120,048	60,024	60,024	60,024	-	-	-
2015	392,155	-	156,862	78,431	78,431	78,431	-	-
2016	373,369	-	-	149,347	74,674	74,674	74,674	-
2017	-	-	-	-	-	-	-	-
Total cash	1,205,945	166,815	263,653	334,569	213,129	153,105	74,674	-
Jan J. Nooitgedagt
2011	53,180	53,180	-	-	-	-	-	-
2012	139,858	69,929	69,929	-	-	-	-	-
2013	130,188	43,396	43,396	43,396	-	-	-	-
Total cash	323,226	166,505	113,325	43,396	-	-	-	-

[1]	The number of shares is based on a volume weighted average price of EUR 4.727. After vesting a 3 year holding period applies to shares vested.
[2]	The number of shares is based on a volume weighted average price of EUR 3.126. After vesting a 3 year holding period applies to shares vested.
[3]	The number of shares is based on a volume weighted average price of EUR 4.917. After vesting a 3 year holding period applies to shares vested.
[4]	The number of shares is based on a volume weighted average price of EUR 6.739. After vesting a 3 year holding period applies to shares vested.
[5]	The number of shares is based on a volume weighted average price of EUR 6.106. After vesting a 3 year holding period applies to shares vested.
[6]	The number of shares is based on a volume weighted average price of EUR 5.128 After vesting a 3 year holding period applies to shares vested.
[7]	The number of shares is based on a volume weighted average price of EUR 5.246 After vesting a 3 year holding period applies to shares vested.
[8]	During the vesting period, dividend payments on these shares are deposited in blocked savings accounts on behalf of the executive members. For active members of the Executive Board 50% of the shares vested in 2012 and 50% vested in 2016.
[9]	The shares that were allocated, vested with the acceptance of the Annual Accounts at the AGM in the year of vesting. The vesting price (in EUR) was: 7.2428 on 21 May 2015, 4.5020 on 20 May 2016, and 4.4230 on May 2017.

Other benefits

In EUR thousand	2017	2016	2015
Alex Wynaendts	165	178	151
Matt Rider 1)	59	-	-
Darryl Button 2)	-	739	528
Total other benefits	224	917	679

[1]	Mr. Rider was appointed as CFO and member of Aegon’s Executive Board per May 19, 2017. Other benefits are disclosed for the period that Mr. Rider has been part of the Executive Board.
[2]	Mr. Button stepped down as CFO and member of Aegon’s Executive Board on December 1, 2016. Other benefits are disclosed for the period that Mr. Button has been part of the Executive Board and are reflective of his time with Aegon December 1, 2016. These benefits also included expenses related to his expatriation and commuter assignment from the United States to the Netherlands, borne by the Group.

Other benefits include non-monetary benefits (e.g. company car), social security contributions by the employer, and tax expenses borne by the Group.

Pension contributions

Pension contributions reflect the expenses related to the pension accrual over the financial year disclosed in the table, excluding back service charges.

In EUR thousand	2017	2016	2015
Alex Wynaendts 1)	1,670	1,631	1,219
Matt Rider 2)	224	-	-
Darryl Button 3)	-	375	215
Total pension contributions	1,894	2,006	1,434

[1]	The increase to the base pay of Mr. Wynaends, resulted in a backservice liability of EUR 1,361 in 2016 which is expensed over 2016-2019 (2016: EUR 416, 2017: EUR 432).
[2]	Mr. Rider was appointed as CFO and member of Aegon’s Executive Board per May 19, 2017. Pension contributions are disclosed for the period that Mr. Rider has been part of the Executive Board.
[3]	Mr. Button stepped down as CFO and member of Aegon’s Executive Board on December 1, 2016. Pension contributions are disclosed for the period that Mr. Button has been part of the Executive Board and are reflective of his time with Aegon until December 1, 2016. Expenses recognized under IFRS accounting treatment in the income statement for Mr. Button for 2016 amount to EUR 375 (2015: EUR 215).

The amounts as presented in the table are the pension contributions in the related book year. The 2017 and 2016 contributions for Mr. Wynaendts to the Aegon pension funds reflect the increase to his fixed salary in 2016 as well as the current low interest rates. Under IFRS, the service cost as recognized in the income statement related to the defined benefit obligation of Mr. Wynaendts amounted to EUR 1,733 (2016: EUR 1,666; 2015: EUR 1,962). Service cost for Mr. Rider amounted to EUR 175 (2016: nil; 2015: nil).

Total

The total amount of remuneration, consisting of the fixed compensation, conditional variable compensation awards, other benefits and pension contributions, for Mr. Wynaendts related to 2017 was EUR 4,683 (2016: EUR 4,538; 2015: EUR 3,446) and for Mr. Rider EUR 1,342. The total remuneration for the members of the Executive Board over 2017 was EUR 6.0 million (2016: EUR 7.3 million; 2015: EUR 6.0 million). Total expenses recognized under IFRS accounting treatment in the income statement for Mr. Wynaendts related to 2017 was EUR 4,258 (2016: EUR 4,086; 2015: EUR 4,167) and for Mr. Rider EUR 1,088 (2016: nil; 2015: nil). Total IFRS expenses for the members of the Executive Board over 2017 was EUR 5.3 million (2016: EUR 8.0 million; 2015: 7.1 million). As a result of the termination of the Board membership of Mr. Button in 2016, an additional Dutch employer wage tax was estimated at EUR 1,394 in 2016. In 2017 it turned out that based on the actual situation and the expected value of the deferred compensations no additional Dutch employer wage tax will be due.

Interests in Aegon N.V. held by active members of the Executive Board

Shares held in Aegon at December 31, 2017 by Mr. Wynaendts amount to 448,601 (2016: 401,948). Mr. Rider was appointed as CFO and member of Aegon’s Executive Board per May 19, 2017. Mr. Rider held no shares on December 31, 2017. The shares held in Aegon mentioned above do not exceed 1% of total outstanding share capital at the reporting date. At the reporting date no loans with Aegon or outstanding balances such as guarantees or advanced payments exist for either Mr. Wynaendts or Mr. Rider.

Remuneration of active and retired members of the Supervisory Board

In EUR	2017	2016	2015
Robert J. Routs	134,000	140,000	143,000
William L. Connelly (as of May 19, 2017)	60,125	-	-
Robert W. Dineen	104,000	115,000	121,000
Mark A. Ellman (as of May 19, 2017)	70,125	-	-
Ben J. Noteboom (as of May 20, 2015)	101,500	109,000	69,250
Ben van der Veer	106,000	109,000	115,000
Dirk P.M. Verbeek	100,000	111,000	112,125
Corien M. Wortmann-Kool	100,750	90,000	96,000
Dona D. Young	115,500	113,000	121,000
Total for active members	892,000	787,000	777,375
Leo M. van Wijk (up to May 20, 2015)	-	-	38,625
Irving W. Bailey, II (up to May 20, 2016)	-	53,625	135,000
Shemaya Levy (up to May 19, 2017)	40,375	95,250	101,000
Total remuneration	932,375	935,875	1,052,000
VAT liable on Supervisory Board remuneration	195,799	196,534	220,920
Total	1,128,174	1,132,409	1,272,920

Aegon’s Supervisory Board members are entitled to the following:

◆	A base fee for membership of the Supervisory Board. No separate attendance fees are paid to members for attendance at the regular Supervisory Board meetings (2017: 7 meetings; 2016: 8 meetings; 2015: 7 meetings);
◆	An attendance fee of EUR 3,000 for each extra Board meeting attended, be it in person or by video and/or telephone conference;
◆	A committee fee for members on each of the Supervisory Board’s Committees;
◆	An attendance fee for each Committee meeting attended, be it in person or through video and/or telephone conference; and
◆	An additional fee for attending meetings that require intercontinental travel between the Supervisory Board member’s home location and the meeting location.

Not included in the table above is a premium for state health insurance paid on behalf of Dutch Supervisory Board members. There are no outstanding balances such as loans, guarantees or advanced payments

Common shares held by Supervisory Board members

Shares held in Aegon at December 31	2017	2016
Robert W. Dineen	10,000	10,000
Ben J. Noteboom	23,500	23,500
Ben van der Veer	1,450	1,450
Dirk P.M. Verbeek	1,011	1,011
Dona D. Young	13,260	13,260
Total	49,221	49,221

Shares held by Supervisory Board members are only disclosed for the period for which they have been part of the Supervisory Board.